Income taxes	12 Months Ended
Mar. 31, 2024
Disclosure Of Income Tax [Abstract]
Income taxes	Income taxes
Income tax expense (recovery) includes the following components:

	2024	2023
	$	$

Current
Related to current year	2,704	2,880
Related to prior years	1,095	(411)
	3,799	2,469
Deferred
Related to current year	(317)	(6,338)
Related to prior years	(6)	(350)
	(323)	(6,688)

Total income tax expense (recovery)	3,476	(4,219)
The income tax expense (recovery) reported, which includes foreign taxes, differs from the amount of the income tax recovery computed by applying Canadian statutory rates as follows:

	2024	2023
	$	$

Loss before income taxes	(160,488)	(1,074,228)
Statutory tax rate	26.5%	26.5%
Income tax recovery at the statutory tax rate	(42,529)	(284,671)
Impact of rate differential of foreign jurisdiction	8,303	9,944
Non-deductible share-based compensation and related costs	14,048	33,771
Acquisition-related compensation and transaction-related costs	575	1,267
Other non-deductible expenses and non-taxable amounts	742	728
Adjustment related to prior years	1,089	(761)
Goodwill impairment	—	198,409
Changes in unrecognized benefits of deferred tax assets	19,493	38,673
Impact of foreign exchange and other	1,755	(1,579)

Total income tax expense (recovery)	3,476	(4,219)
Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities are as follows (the line "Other" in Deferred tax assets in the amount of $17,760 in the fiscal year ended March 31, 2023 included "Long-term incentive plan" and "Capitalized R&D costs" and has been broken down for comparative purposes):

	2024	2023

Deferred tax assets	$	$
Property and equipment	3,924	3,179
Non-capital losses carried forward	24,741	49,467
Lease liabilities	5,657	6,045
Deferred revenue	421	530
Interest expenses carried forward	—	3,170
Long-term incentive plan	8,844	6,211
Capitalized R&D costs	12,535	7,542
Other	1,570	4,007
Total deferred tax assets	57,692	80,151

Deferred tax liabilities
Property and equipment	(411)	(562)
Intangible assets	(46,697)	(67,972)
Lease right-of-use assets	(4,213)	(5,028)
Other	(5,819)	(6,288)
Total deferred tax liabilities	(57,140)	(79,850)

Net deferred tax assets	552	301

As presented on the consolidated balance sheets:
Deferred tax assets	552	301

Net deferred tax assets	552	301
2024

	Balance as at March 31, 2023	Charged (credited) to consolidated statement of loss	Charged (credited) to other comprehensive loss	Other	Balance as at March 31, 2024
	$	$	$	$	$

Deferred tax assets (liabilities) continuity
Property and equipment	2,617	896	—	—	3,513
Intangible assets	(67,972)	21,275	—	—	(46,697)
Lease liabilities	6,045	(388)	—	—	5,657
Lease right-of-use assets	(5,028)	815	—	—	(4,213)
Non-capital losses carried forward	49,467	(24,726)	—	—	24,741
Deferred revenue	530	(109)	—	—	421
Interest expenses carried forward	3,170	(3,170)	—	—	—
Long-term incentive plan	6,211	2,633	—	—	8,844
Capitalized R&D costs	7,542	4,993	—	—	12,535
Other	(2,281)	(1,896)	(68)	(4)	(4,249)

Net deferred tax assets (liabilities)	301	323	(68)	(4)	552
2023

	Balance as at March 31, 2022	Charged (credited) to consolidated statement of loss	Charged (credited) to other comprehensive loss	Other	Balance as at March 31, 2023
	$	$	$	$	$

Deferred tax assets (liabilities) continuity
Property and equipment	2,103	514	—	—	2,617
Intangible assets	(97,647)	29,675	—	—	(67,972)
Lease liabilities	6,354	(309)	—	—	6,045
Lease right-of-use assets	(5,140)	112	—	—	(5,028)
Non-capital losses carried forward	78,292	(28,825)	—	—	49,467
Deferred revenue	1,217	(687)	—	—	530
Interest expenses carried forward	5,852	(2,682)	—	—	3,170
Long-term incentive plan	4,702	1,509	—	—	6,211
Capitalized R&D costs	—	7,542	—	—	7,542
Other	(2,412)	(161)	—	292	(2,281)

Net deferred tax assets (liabilities)	(6,679)	6,688	—	292	301
The Company has accumulated unrecognized deductible temporary differences, unused tax losses and unrecognized research and development expenditures as follows:

	2024	2023
	$	$

Deductible temporary differences	58,737	63,695
Non-capital losses	676,756	587,407
Research and development expenditures	12,207	21,760
	747,700	672,862
As at March 31, 2024, the Company and its subsidiaries have non-capital losses of $676,756 (2023 - $587,407) available to reduce future taxable income for which the benefits have not been recognized. From this amount, $354,039 (2023 - $320,344) expires from the fiscal year ended March 31, 2025 to the fiscal year ended March 31, 2044, while $322,717 (2023 - $267,063) has no expiry date.
There was no change in the Canadian statutory tax rate for the financial year.
Government assistance
The Company incurred research and development expenditures and e-business development expenses which are eligible for tax credits. The tax credits recorded are based on management’s estimate of amounts expected to be recovered and are subject to audit by the taxation authorities and, accordingly, these amounts may vary. For the fiscal year ended March 31, 2024, the Company recorded a Canadian provision for refundable tax credits of $3,622 (2023 – $4,077). This amount has been recorded as a reduction of research and development and e-business development expenditures for the year.
As at March 31, 2024, the Company has available Canadian federal non-refundable investment tax credits of $2,598 (2023 – $2,598) related to research and development expenditures which may be used to reduce Canadian federal income taxes payable in future years. These non-refundable investment tax credits begin to expire in 2032. The Company also has a non-refundable e-business tax credit of $5,692 (2023 – $4,823) expiring in various dates starting in 2036.
The benefits of these non-refundable investment tax credits have not been recognized in the consolidated financial statements.
Pillar Two
In December 2021, the Organization for Economic Cooperation and Development (“OECD”) published Tax Challenges Arising From the Digitalisation of the Economy - Global Anti-Base Erosion Model Rules (Pillar Two) introducing a 15% minimum tax rate for multinationals on income arising in each jurisdiction where they operate. Pillar Two applies to multinational enterprises with annual consolidated revenues of EUR 750 million in at least two of the four fiscal years immediately preceding the tested fiscal year. The OECD continues to release guidance and countries are implementing legislation to adopt these rules. On August 4, 2023, the Canadian Department of Finance released draft legislation to implement a proposed Global Minimum Tax Act, largely based on the OECD rules, and expected to be effective for fiscal years beginning on or after December 31, 2023. The Company met the threshold of EUR 750 million for the first time in fiscal year ended March 31, 2024 but does not yet meet the Pillar Two requirements as stated in the proposed legislation. The Company is monitoring the legislative developments and their potential effect on its effective tax rate in future periods.